Equity Method Investments - Share of associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Method Investments
The Company's share of losses of associates	$ (3,185)	$ (831)	$ (598)
The Company's share of other comprehensive income of associates	108	(146)	20
The Company's share of total comprehensive income of associates	$ (3,077)	$ (977)	$ (578)